October 1, 1997


Ruth Sanders Esq.
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: T. Rowe Price GNMA Fund
 File Nos.: 33-01041/811-4441

Dear Ms. Sanders:

 This letter will serve as our filing under provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Fund's Prospectus and Statement of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 20 on September 18, 1997. The Prospectus and Statement of Additional Information went effective on October 1, 1997. These documents will be used for the offer and sale of Fund shares.

    Sincerely,

    /s/Forrest R. Foss
    Forrest R. Foss